Operating Leases - Summary of Maturity of Lease Liability (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 3,934
2025	2,629
2026	1,065
2027	0
2028	0
Thereafter	0
Total minimum lease payments	7,628
Less: Imputed interest	(517)
Present value of lease liabilities	$ 7,111